Securities (Securities in a Continuous Unrealized Loss Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	$ 2,675	$ 306
Securities in a continuous unrealized loss position less than 12 months fair value	113,015	37,678
Securities in a continuous unrealized loss position 12 months or more unrealized losses	50	607
Securities in a continuous unrealized loss position 12 months or more fair value	1,758	25,307
Securities in a continuous unrealized loss position unrealized losses	2,725	914
Securities in a continuous unrealized loss position fair value	114,773	62,985
U.S. Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses		32
Securities in a continuous unrealized loss position less than 12 months fair value		3,966
Securities in a continuous unrealized loss position unrealized losses		32
Securities in a continuous unrealized loss position fair value		3,966
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	777	44
Securities in a continuous unrealized loss position less than 12 months fair value	33,312	6,034
Securities in a continuous unrealized loss position 12 months or more unrealized losses		23
Securities in a continuous unrealized loss position 12 months or more fair value		1,448
Securities in a continuous unrealized loss position unrealized losses	777	67
Securities in a continuous unrealized loss position fair value	33,312	7,482
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	1,882	230
Securities in a continuous unrealized loss position less than 12 months fair value	78,717	26,677
Securities in a continuous unrealized loss position 12 months or more unrealized losses	50	584
Securities in a continuous unrealized loss position 12 months or more fair value	1,758	23,859
Securities in a continuous unrealized loss position unrealized losses	1,932	814
Securities in a continuous unrealized loss position fair value	80,475	50,536
Other Available-for-Sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	16	1
Securities in a continuous unrealized loss position less than 12 months fair value	986	1,001
Securities in a continuous unrealized loss position unrealized losses	16	1
Securities in a continuous unrealized loss position fair value	$ 986	$ 1,001